Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Dec. 27, 2024	Oct. 31, 2025	Oct. 31, 2024
Disclosure of associates [line items]
Undistributed retained earnings		$ 76	$ 74
Investments in associates based on quoted Stock Exchange price on Shanghai		617	$ 570
KeyCorp [Member]
Disclosure of associates [line items]
Investments in associates based on quoted new york stock exchange price		4,018
Dividends received from associates recognised as reduction of investment		$ 140
Proportion of ownership interest in associate	14.90%
Additional Proportion of Investment Acquired in Associates	10.00%